Commitments (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Disclosure of commitments [text block] [Abstract]
Deferred fee, per shares | $ / shares	$ 0.35
Deferred fee | $	$ 28,174,682